Consolidated Statements of Comprehensive Income Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Currency translation adjustment, tax benefit (expense)	$ 9	$ 0	$ 1	$ 1	$ 6	$ 32	$ 19
Pension liability adjustment, tax benefit (expense)	0	(1)	(1)	(1)	3	(8)	(2)
Cash flow hedge adjustment, tax benefit (expense)	$ 8	$ (4)	$ 13	$ (14)	$ (8)	$ (7)	$ 2